Other Payables and Accruals	6 Months Ended
Jun. 30, 2026
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
16.	OTHER PAYABLES AND ACCRUALS

	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Payroll and related expenses payable	1,962	749
Other tax payables	1,364	989
Other refundable deposits received	2,294	-
Payable for acquisition of subsidiaries	38,939	-
Interest expense payable	365	496
Accruals and other payables	3,455	3,880
Total	48,379	6,114